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              NICHOLAS | APPLEGATE-Registered Trademark- MUTUAL FUNDS


                            SUPPLEMENT TO PROSPECTUSES

                  Class A, B and C Shares dated September 18, 1998
                      Institutional Shares dated July 24, 1998
                        Advisory Shares dated July 24, 1998

                                   MARCH 4, 1999



PLEASE REVISE THE "PORTFOLIO TEAMS" SECTION AS FOLLOWS:


Douglas Forsyth is now a member of the Convertible Fund team.


Delete the reference to Sandra Durn as a member of the Convertible Fund team.